LEASES (Details) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2015 vessel	Dec. 31, 2014 vessel	Sep. 30, 2018 vessel	Dec. 31, 2018 USD ($) vessel vessels	Dec. 31, 2017 USD ($) vessel vessels	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019				$ 17,348
2020				6,682
2021				550
2022				181
2023				41
Thereafter				0
Total future minimum rental payments				$ 24,802
Leases, Schedule of Leased Assets [Line Items]
Total vessels leased in on long-term time charters | vessel				3	9
Total vessels leased in on short term time charter | vessels				2	1
Operating Leases, Rent Expense, Net				$ 23,200	$ 21,200	$ 71,800
Profit share expense				$ 1,500	$ 5,600	50,900
Number of vessels leased out on fixed rate time charters | vessels				1	6
Number of vessels chartered out on index-linked charters | vessel				2	0
Percentage of third party charter revenues to be received as profit share income	50.00%
Operating Leases, Future Minimum Payments Receivable [Abstract]
2019				$ 7,037
2020				117
2021				0
2022				0
2023				0
Thereafter				0
Total minimum lease revenues				7,154
Assets Leased to Others [Member]
Leases, Schedule of Leased Assets [Line Items]
Cost of vessels				158,800	$ 294,100
Accumulated depreciation of vessels				12,300	44,900
VLCC Vessels [Member] | oceanis [Member] [Member]
Leases, Schedule of Leased Assets [Line Items]
Profit share expense				700	$ 300
Double Hull Suezmax [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of vessels leased out on fixed rate time charters with profit sharing agreements | vessel	2
Suezmax [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of vessels leased out on fixed rate time charters with profit sharing agreements | vessel			1
profit share income				0		700
Suezmax Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of vessels chartered out on index-linked charters | vessel		2
Revenue on index linked time charters				2,700		$ 7,100	$ 27,700
LR2 tanker [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of vessels leased out on fixed rate time charters with profit sharing agreements | vessel			1
Revenue on index linked time charters				$ 2,400